Stock-Based Compensation (Details) - Schedule of Fair Value of Stock Options Granted	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of Stock Options Granted [Abstract]
Risk-free interest rate		2.28%
Expected life (in years)		8 years 3 months 18 days
Expected dividend yield	0.00%	0.00%
Estimated volatility		71.31%